Goodwill	12 Months Ended
Jun. 30, 2025
Goodwill [Abstract]
GOODWILL
10.	GOODWILL

As of June 30, 2025 and 2024, goodwill consisted of the following:

	As of June 30,
	2025	2024
Goodwill on acquisition of Hand in Hand	2,042,611	$-
Total	2,042,611	-
Less: impairment	-	-
Goodwill	2,042,611	$-

On February 10, 2025, the Company acquired 99% of Xiamen Hand in Hand Network Technology Co., Ltd. (“Hand in Hand”), a company incorporated in China and principally engaged in Online and offline advertising marketing and exhibitions. Pursuant to the acquisition agreement, the Company issue to Ling Yang, former shareholder of Hand in Hand, 2,000,000 Class A ordinary shares of the Company with an aggregate value of $2,000,000. As a result of the transaction, the Company obtained control over Hand in Hand and accounted for the acquisition as a business combination under ASC 805, Business Combinations.

Following table illustrates the FV of the assets and liabilities of Hand in Hand as of the acquisition date and the goodwill on acquisition:

	As of acquisition date
Fair value of identical assets and liabilities as of acquisition date	$
Cash		757
Receivables		8,392
Payables		(6,881)
Net assets at acquisition		2,268
less:
Foreign currency exchange loss		(24,677)
Less:
Non-controlling interest		(20,202)
Total consideration paid for acquisition		(2,000,000)

Goodwill		$2,042,611